Non-Current Assets - Property, Plant and Equipment, Net - Schedule of Straight-Line Basis to Write Off the Net (Details)	12 Months Ended
Dec. 31, 2024
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	3 years
Bottom of range [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	6 years
Bottom of range [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	10 years
Top of range [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	7 years
Top of range [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful lives	14 years